Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2017
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Dec. 31, 2018
Document Effective Date	Dec. 31, 2018
Prospectus Date	Mar. 01, 2018
Eaton Vance Tax-Managed Equity Asset Allocation Fund | Class A
Risk/Return:
Trading Symbol	EAEAX
Eaton Vance Tax-Managed Equity Asset Allocation Fund | Class B
Risk/Return:
Trading Symbol	EBEAX
Eaton Vance Tax-Managed Equity Asset Allocation Fund | Class C
Risk/Return:
Trading Symbol	ECEAX
Eaton Vance Tax-Managed Equity Asset Allocation Fund | Class I
Risk/Return:
Trading Symbol	EIEAX